Basis of Presentation and General Information - Results of operation of Star Bulk and Eagle (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Voyage revenues	$ 612,265	$ 462,721
Net income	180,936	$ 90,194
Star Bulk [Member]
Voyage revenues	522,610
Operating income	203,142
Net income	169,405
Eagle [Member]
Voyage revenues	89,655
Operating income	18,689
Net income	$ 11,531